EIP Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables weighted average imputed interest rates	6.76%	6.93%